UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07665

FBR Family of Funds

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CRF 270.30e-1)

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Semiannual Letter to Shareholders

Dear Fellow Shareholder:

May 31, 2003

We are pleased to bring you the 2003 semiannual report for the FBR Family of Funds (the “Trust”). The Trust operates on an October 31 fiscal year end. Consequently, this semiannual report presents the Trust’s operations and compares the performance for each of the Trust’s funds with their appropriate benchmarks from October 31, 2002 through April 30, 2003. Please see the total return chart for additional performance information, specifically how your funds performed over the last six months.

The market continued to challenge investor fortitude over the last six months, reminding us that patience is not only a virtue but also a necessity. The convergence of a wide range of tense geopolitical, economic, corporate governance and accounting fraud issues tested this fortitude and further fueled the market decline into the first part of 2003, recording a third straight year of negative returns. The anticipation and ultimate culmination of the war with Iraq seemed to inject much needed stimulus back into the capital markets forming what many may argue as a bottom of the protracted bear market.

According to Friedman, Billings, Ramsey & Co., Inc.’s Chief Economist, Steve East, the economic recovery began to slow in August of 2002, entering what the Federal Reserve has termed a “soft spot” in the recovery. Going forward we see several reasons to be optimistic that the pace of economic growth will pick up. The war is over, energy prices have stabilized, the dollar has weakened, consumer confidence has bounced, monetary policy is stimulative and additional tax relief is in place.

The stage for economic recovery has been set. It is not a question of if we will recover but more along the lines of when will we begin to see the concrete signs along the side of the road. As managers of your money and fellow shareholders, we continue to call upon our years of investing experience to remain optimistic about the long-term outlook for the markets. In the meantime, our everlasting patience, diligence and value discipline will allow us to take advantage of any opportunities presented by short-term volatility.

As always, we appreciate your support and continue to work diligently on your behalf to find the best investment opportunities available in the financial services, small cap and technology arenas. We encourage each of you to contact us with any questions or concerns you may have. Developing and maintaining a truly diversified portfolio that is able to stand up to the rigors of the capital markets is a daunting task and difficult to do on your own. Consult your trusted financial advisor/planner for expertise in determining how the FBR Family of Funds complement your balanced portfolio. To obtain a copy of a free prospectus which includes complete information on fees and expenses and to discuss issues related to your particular account, please contact us at 1.888.888.0025 or visit us on-line at www.fbr.com/funds. Please read the prospectus carefully before you invest or send money.

Sincerely,

David Ellison

President

FBR Family of Funds

NOT FDIC INSURED            NOT BANK GUARANTEED            MAY LOSE VALUE

FBR Fund Advisors, Inc. and FBR Investment Services, Inc., member NASD/SIPC, each a subsidiary of Friedman, Billings, Ramsey Group, Inc., serve as adviser and distributor for the FBR Mutual Funds respectively.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Performance Information

Average Annual Total Returns as of 03/31/03

	Overall Rating[1]	6 Months 10/31/02- 04/30/03	Q1’03	1 Year	3 Year	5 Year	Since Inception[2]

FBR Financial Services Fund[3]	««««	1.51%	-3.66%	-11.11%	9.27%	0.89%	8.94%

FBR Small Cap Financial Fund3 4	«««««	9.35%	0.91%	7.57%	28.78%	8.83%	16.10%

S&P 5005 6		4.51%	-3.14%	-24.76%	-16.11%	-3.78%	3.51%

Lipper Financial Services Index5 7		3.29%	-4.97%	-20.13%	-0.47%	-1.85%	6.45%

FBR Small Cap Value Fund[4]	«««««	20.43%	2.56%	-1.34%	5.21%	5.73%	12.79%

Russell 20005 9		7.55%	-4.49%	-26.96%	-11.00%	-4.12%	1.46%

Lipper Small Cap Value Index5 7		6.52%	-3.73%	-22.15%	3.20%	-0.14%	5.47%

Lipper Small Cap Growth Index5 7		5.41%	-3.73%	-29.30%	-22.15%	-4.05%	0.11%

FBR Technology Fund[8]		14.88%	-1.20%	-26.73%	N/A	N/A	-22.56%

NASDAQ5 10		10.12%	0.42%	-27.32%	N/A	N/A	-26.33%

Lipper Science & Technology Index5 7		-0.46%	-0.26%	-37.06%	N/A	N/A	-35.45%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

1 For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ metric each month by subtracting the return of a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar metrics. Both the FBR Small Cap Financial Services Fund and the FBR Small Cap Value Fund received five stars for the three- and five-year periods and were rated among 83 and 50 U.S. domiciled specialty financial funds and 439 and 312 U.S. domiciled small growth funds, respectively. The FBR Financial Services Fund received four stars for the three-year and five-year periods and was rated among 83 and 50 U.S. domiciled specialty financial funds. ©Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2 Since commencement of investment operations: FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Value Fund January 3, 1997 and FBR Technology Fund February 1, 2002.

3 Fund investments are focused in the financial services industry, which may be adversely affected by regulatory or other market conditions such as rising interest rates. The non-diversified nature of the Funds may subject investors to greater volatility than other diversified funds.

4 Small Capitalization stocks as a group may not respond to market rallies or down turns as much as other types of equity securities.

5 The indices are unmanaged and, unlike the Funds, have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.

6 The S&P 500 is a capitalization-weighted index of 500 stocks. The Index is designed to represent the broad domestic economy though changes in aggregate market value of the 500 stocks representing all major domestic industries.

7 Lipper Fund Averages, Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and excludes sales charges. These averages include the following: Lipper Financial Services Index, Lipper Small Cap Value Index, Lipper Small Cap Growth Index, and Lipper Science and Technology Index.

8 Fund Investments are focused in the technology sector, which may be adversely affected by rapidly changing technology, availability of capital, research and development, government regulation and relatively high risk of obsolescence caused by scientific and technological advancements. The value or the FBR Technology Fund’s shares may fluctuate more than shares of funds investing in a broader range of industries.

9 The Russell 2000 is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 11% of the Russell 3000’s total market capitalization.

10 The NASDAQ Composite Index is a broad-based capitalization weighted index of all NASDAQ National Market & Small Cap Stocks. The Index was developed with a base level of 100 on February 5, 1971.

FBR Family of Funds

FBR Financial Services Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns—For the Periods Ended April 30, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Financial Services Fund(1)(2)	(8.78)%	1.72%	9.87%
S&P 500 Composite Index(1)	(13.31)	(2.44)	4.77
Lipper Financial Services Fund Index(1)	(11.66)	(0.41)	8.15

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Small Cap Financial Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns—For the Periods Ended April 30, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Small Cap Financial Fund(1)(2)	8.42%	9.43%	16.87%
Russell 2000 Index(1)	(20.76)	(2.47)	2.89
Lipper Financial Services Fund Index(1)	(11.66)	(0.41)	8.15

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Small Cap Value Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns—For the Periods Ended April 30, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Small Cap Value Fund(1)(2)	7.29%	8.46%	14.56%
Russell 2000 Index(1)	(20.76)	(2.47)	2.89
Lipper Small Cap Value Index(1)	(17.26)	1.39	6.83
Lipper Small Cap Growth Index(1)	(21.39)	(2.65)	1.01

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Technology Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns—For the Periods Ended April 30, 2003
	One Year	Annualized Since Inception(3)
FBR Technology Fund(1)(2)	(10.51)%	(14.25)%
NASDAQ Composite Index(1)	(13.26)	(19.32)
Lipper Science and Technology Index(1)	(21.87)	(28.59)

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3)	For the period February 1, 2002 (commencement of investment operations) through April 30, 2003.

FBR Family of Funds

FBR Financial Services Fund

Statement of Net Assets

April 30, 2003 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 83.3%
	Banks – Commercial — 42.8%
25,000	Banknorth Group, Inc.	$597,000
21,000	Capital One Financial Corp.	879,270
13,000	City National Corp.	535,210
31,000	Comerica, Inc.	1,348,810
18,000	Compass Bancshares, Inc.	606,960
17,000	FleetBoston Financial Corp.	450,840
50,000	Hibernia Corp.	906,000
17,000	Huntington Bancshares, Inc.	330,820
45,000	KeyCorp	1,084,950
19,000	National City Corp.	569,240
19,000	Provident Financial Group, Inc.	449,350
11,000	Regions Financial Corp.	370,810
9,000	South Trust Corp.	241,749
23,000	SunTrust Banks, Inc.	1,316,060
32,000	UnionBanCal Corp.	1,292,800
2,000	Union Planters Corp.	57,080
2,000	Zions Bancorporation	98,540

		11,135,489

	Banks – Money Center — 7.9%
5,000	Bank of America Corp.	370,250
28,000	Bank One Corp.	1,009,400
18,000	Wachovia Corp.	687,780

		2,067,430

	Financial Services — 11.7%
43,000	CIT Group, Inc.	875,910
11,000	Fannie Mae	796,290
13,000	Freddie Mac	752,700
3,000	JP Morgan Chase & Co.	88,050
13,000	Merrill Lynch & Co.	533,650

		3,046,600

	Insurance – Property/Casualty — 1.8%
15,000	PMI Group, Inc.	462,300

SHARES/ PRINCIPAL VALUE		VALUE

	Savings & Loans – Savings Banks — 19.1%
55,000	Astoria Financial Corp.	$1,376,100
11,000	Charter One Financial, Inc.	319,550
16,000	Golden West Financial Corp.	1,206,720
30,000	Sovereign Bancorp, Inc.	463,500
30,800	Washington Federal, Inc.	671,440
14,000	Washington Mutual, Inc.	553,000
10,000	Webster Financial Corp.*	375,400

		4,965,710

	Total Common Stocks (Cost $20,704,229)	21,677,529

	SHORT-TERM INVESTMENTS — 24.7%
	Government Obligations — 7.7%
$2,000,000	Federal Home Loan Bank Discount Notes 1.12%, 05/1/03	1,999,938
	Repurchase Agreements — 17.0%
1,702,707	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $1,702,763 on 05/1/03, collateralized by $1,740,041 in U.S. Treasury Bills, due 8/28/03.	1,702,707
2,663,769	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $2,663,856 on 05/1/03, collateralized by $2,720,137 in U.S. Treasury Bonds, due 2/15/16.	2,663,769

FBR Family of Funds

FBR Financial Services Fund

Statement of Net Assets (continued)

April 30, 2003 (unaudited)

PRINCIPAL VALUE		VALUE

$51,524	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $51,526 on 05/1/03, collateralized by $52,582 in U.S. Treasury Notes, due 8/31/04	$51,524

	Total Short-term Investments (Cost $6,417,938)	6,417,938

	Total Investments — 108.0% (Cost $27,122,167)	28,095,467
	Payable for Investments Purchased — (8.0)%	(2,075,048)
	Liabilities in Excess of Other Assets — N.M.	(8,061)

	Net Assets — 100.0%	$26,012,358

VALUE

Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$25,615,630
Undistributed net investment income	28,244
Accumulated net realized loss from investments	(604,816)
Net unrealized appreciation on investments	973,300

Net assets applicable to shares outstanding	$26,012,358

Shares outstanding	1,452,321

Net asset value, offering and redemption price per share	$17.91

*	Non-income producing
N.M.	Not Meaningful

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Small Cap Financial Fund

Statement of Net Assets

April 30, 2003 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 78.4%
	Savings & Loans – Savings Banks – Central — 7.6%
292,000	Capital Federal Financial	$9,095,800
64,600	Coastal Bancorp, Inc.	1,940,584
259,900	First Indiana Corp.	4,335,132
163,200	HMN Financial, Inc.	2,829,888
145,609	MutualFirst Financial, Inc.	3,290,909
93,700	Peoples Bancorp, Inc.	2,159,785
262,600	TierOne Corp.*	4,842,344

		28,494,442

	Savings & Loans – Savings Banks – East — 32.2%
371,300	Bancorp Rhode Island, Inc.	8,135,183
194,300	Bay State Bancorp, Inc.	4,993,510
101,400	Berkshire Hills Bancorp, Inc.	2,676,960
848,000	Brookline Bancorp, Inc.	11,337,760
211,900	BSB Bancorp, Inc.	5,117,385
81,600	Camden National Corp.	2,068,560
227,800	First Bell Bancorp, Inc.	5,947,858
150,900	FirstFed America Bancorp, Inc.	4,647,720
95,000	First Niagara Financial Group, Inc.	1,154,250
116,300	Hingham Institution for Savings	4,012,350
540,000	Hudson City Bancorp, Inc.	12,511,800
235,000	Independence Community Bank Corp.	6,145,250
161,000	New York Community Bancorp, Inc.	5,589,920
219,300	Parkvale Financial Corp.	4,989,075
201,400	PennFed Financial Services, Inc.	5,427,730
237,500	Provident Financial Services, Inc.	4,035,125

SHARES		VALUE

194,500	Seacoast Financial Services Corp.	$3,670,215
215,000	Sound Federal Bancorp, Inc.	2,924,000
122,900	TF Financial Corp.	3,121,660
559,900	Waypoint Financial Corp.	10,218,175
367,800	Willow Grove Bancorp, Inc.	5,531,712
338,089	Yardville National Bancorp	6,159,982

		120,416,180

	Savings & Loans – Savings Banks – West — 32.6%
141,000	Banner Corp.	2,339,190
224,100	Commercial Capital Bancorp, Inc.*	2,913,300
192,800	Downey Financial Corp.	8,463,920
491,700	FirstFed Financial Corp.*	15,975,333
251,700	First PacTrust Bancorp, Inc.	4,387,131
452,000	Hawthorne Financial Corp.*	13,921,600
283,300	ITLA Capital Corp.*	10,127,975
230,755	Pacific Crest Capital, Inc.	4,476,647
529,668	Pacific Union Bank*	6,885,684
305,000	PFF Bancorp, Inc.	10,275,450
384,600	Quaker City Bancorp, Inc.*	14,215,200
558,040	Sterling Financial Corp.*	13,331,576
682,410	Washington Federal, Inc.	14,876,538

		122,189,544

	Savings & Loans – Savings Banks – South — 1.3%
817,600	The Banc Corp.	4,701,200

	Banks – Commercial — 2.2%
133,168	Chittenden Corp.	3,602,194
228,600	Taylor Capital Group, Inc.	4,809,744

		8,411,938

FBR Family of Funds

FBR Small Cap Financial Fund

Statement of Net Assets (continued)

April 30, 2003 (unaudited)

SHARES / PRINCIPAL VALUE		VALUE

	Consumer Finance – Auto Loans — 0.2%
100,000	AmeriCredit Corp.*	$679,000

	REITs – Mortgage — 2.3%
218,100	Annaly Mortgage Management, Inc.	4,143,900
206,500	Thornburg Mortgage, Inc.	4,625,600

		8,769,500

	Total Common Stocks (Cost $237,570,262)	293,661,804

	SHORT-TERM INVESTMENTS — 22.2%
	Government Obligations — 2.7%
$10,000,000	Federal Home Loan Bank Discount Notes 1.12%, 05/1/03	9,999,689

	Repurchase Agreements — 19.5%
28,115,094	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $28,116,016 on 05/1/03, collateralized by $28,731,543 in U.S. Treasury Bills, due 8/28/03	28,115,094
43,984,135	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $43,985,576 on 05/1/03, collateralized by $44,914,887 in U.S. Treasury Bonds, due 2/16/16	43,984,135

PRINCIPAL VALUE		VALUE

$ 850,771	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $850,799 on 05/1/03, collateralized by $868,227 in U.S. Treasury Notes, due 8/31/04	$850,771

	Total Short-term Investments (Cost $82,949,689)	82,949,689

	Total Investments — 100.6% (Cost $320,519,951)	376,611,493
	Liabilities in Excess of Other Assets — (0.6)%	(2,362,556)

	Net Assets — 100.0%	$374,248,937

	Net Assets Consist of:
	Capital Stock (unlimited number of shares authorized, with no par value)	$313,686,639
	Undistributed net investment income	72,357
	Accumulated net realized gain from investments	4,398,399
	Net unrealized appreciation on investments	56,091,542

	Net assets applicable to shares outstanding	$374,248,937

	Shares outstanding	14,481,495

	Net asset value, offering and redemption price per share	$25.84

*	Non-income producing

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets

April 30, 2003 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 63.8%
	Chemicals — 0.7%
40,000	Balchem Corp.	$878,000

	Communications — 8.8%
1,700,000	American Tower Corp., Class A*	11,288,000

	Computer Services — 0.6%
10,000	First Data Corp.	392,300
16,000	MICROS Systems, Inc.*	400,480

		792,780

	Commercial Banks — 0.2%
7,000	Corus Bankshares, Inc.	301,770

	Consumer Services — 0.3%
20,200	Martha Stewart Living Omnimedia, Inc.*	175,336
9,100	National Dentex Corp.*	177,814

		353,150

	Financial Services — 3.2%
600,000	AmeriCredit Corp.*	4,074,000

	Food, Beverage, and Tobacco — 0.2%
30,000	Del Monte Foods Co.*	238,500

	Gaming Casinos — 8.7%
21,000	Dover Downs Gaming & Entertainment, Inc.	208,740
27,500	Florida Gaming Corp.*	82,500
128,500	Monarch Casino & Resort, Inc.*	1,107,670
500,000	Penn National Gaming, Inc.*	9,765,000

		11,163,910

	Gaming Manufacturing — 11.3%
145,000	Alliance Gaming Corp.*	2,315,650
5,000	International Game Technology *	431,500

SHARES		VALUE

300,000	Multimedia Games, Inc.*	$7,557,000
56,500	PDS Gaming Corp.*	68,930
367,200	Scientific Games Corp.*	2,394,144
70,000	Shuffle Master, Inc.*	1,603,000

		14,370,224

	Horse Racing — 0.3%
6,852	Churchill Downs, Inc.	253,113
36,100	Magna Entertainment Corp.*	175,085

		428,198

	Housing — 5.2%
30,000	Beazer Homes USA, Inc.*	2,107,500
71,600	D.R. Horton, Inc.	1,696,920
30,000	The Ryland Group, Inc.	1,626,900
50,000	Toll Brothers, Inc.*	1,162,500

		6,593,820

	Insurance – Property/Casualty — 13.9%
80	Berkshire Hathaway, Inc., Class B*	186,560
10,000	Chubb Corp.	528,900
69,300	Markel Corp.*	16,794,855
1,000	Platinum Underwriters Holdings Ltd.*	26,450
20,000	UnumProvident Corp.	230,000

		17,766,765

	Motor Sports — 2.3%
519,600	Dover Motorsports, Inc.	1,740,660
10,000	International Speedway Corp., Class A	393,100
19,000	International Speedway Corp., Class B	745,750

		2,879,510

	Oil and Gas Operations — 2.5%
77,800	Kaneb Services LLC	1,804,960
114,200	MarkWest Hydrocarbon, Inc.	782,270

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets (continued)

April 30, 2003 (unaudited)

SHARES/ PRINCIPAL VALUE		VALUE

15,000	Penn Virginia Corp.	$584,400

		3,171,630

	Retail – Specialty — 3.3%
200,000	CarMax, Inc.*	4,230,000

	Theatres — 2.2%
211,300	AMC Entertainment, Inc.*	2,024,254
40,000	Regal Entertainment Group	784,000

		2,808,254

	Transportation — 0.1%
40,100	AirNet Systems, Inc.*	83,408

	Total Common Stocks (Cost $62,803,660)	81,421,919

	CALL OPTIONS PURCHASED — N.M.
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $15	100
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $20	50
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $12.5	250

	Total Call Options (Cost $25,780)	400

	SHORT-TERM INVESTMENTS — 41.7%

	Government Obligations — 23.5%
$30,000,000	Federal Home Loan Bank Discount Notes 1.12%, 05/1/03	29,999,067

	Repurchase Agreements — 18.2%
8,967,154	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $8,967,448 on 05/1/03, collateralized by $9,163,767 in U.S. Treasury Bills, due 8/28/03	8,967,154

PRINCIPAL VALUE		VALUE

$14,028,497	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $14,028,957 on 05/1/03, collateralized by $14,325,355 in U.S. Treasury Bonds, due 2/15/16	$14,028,497
271,349	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $271,358 on 05/1/03, collateralized by $276,916 in U.S. Treasury Notes, due 8/31/03	271,348

	Total Short-term Investments (Cost $53,266,066)	53,266,066

	Total Investments — 105.5% (Cost $116,095,506)	134,688,385
	Payable for Investments Purchased — (6.3)%	(7,989,610)
	Other Assets Less Liabilities — 0.8%	999,649

	Net Assets — 100.0%	$127,698,424

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets (continued)

April 30, 2003 (unaudited)

VALUE

Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$110,031,597
Net investment loss	(291,259)
Accumulated net realized loss from investments	(634,793)
Net unrealized appreciation on investments	18,592,879

Net assets applicable to shares outstanding	$127,698,424

Shares outstanding	5,014,288

Net asset value, offering and redemption price per share	$25.47

*	Non-income producing
N.M.	Not Meaningful

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Technology Fund

Statement of Net Assets

April 30, 2003 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 82.9%
	Biotechnology — 12.6%
1,750	Biogen, Inc.*	$66,482
2,000	Chiron Corp.*	81,660
1,800	Genzyme Corp.*	72,504
2,050	MedImmune, Inc.*	72,303
8,175	Serono S.A. ADR	111,017

		403,966

	Communications Equipment and Services — 15.8%
6,600	ADC Telecommunications *	15,761
1,550	Amdocs, Ltd.	27,373
8,350	Cisco Systems, Inc.*	125,584
1,100	Comverse Technology, Inc.*	14,377
7,450	Nokia Oyj ADR	123,446
1,250	Scientific-Atlanta, Inc.	20,313
8,850	Sprint FON Corp.	101,864
8,100	Tellabs, Inc.*	50,058
1,400	UTStarcom, Inc.*	30,479

		509,255

	Computers and Peripherals — 18.4%
3,100	3Com Corp.*	16,120
5,400	Apple Computer, Inc.*	76,680
3,150	Canon, Inc.	126,346
950	CDW Computer Centers, Inc.*	40,508
1,400	Convergys Corp.*	22,708
7,350	Hewlett-Packard Co.	119,805
600	National Instruments Corp.*	19,248
900	Storage Technology Corp.*	22,248
33,000	Sun Microsystems, Inc.*	108,900
2,000	Symbol Technologies, Inc.	21,860
274	Zebra Technologies Corp.*	18,268

		592,691

	Computer Services — 3.8%
1,750	Check Point Software Technologies Ltd.*	27,527

SHARES		VALUE

950	Dassault Systemes S.A. ADR	$28,111
750	DST Systems, Inc.*	23,025
2,000	NCR Corp.*	43,840

		122,503

	Data Storage — 4.9%
13,400	EMC Corp.*	121,806
2,800	Network Appliance, Inc.*	37,184

		158,990

	Electronic Instruments and Controls — 5.8%
5,450	Agilent Technologies, Inc.*	87,309
2,250	American Power Conversion Corp.*	35,055
3,250	Celestica, Inc.*	37,570
1,400	Jabil Circuit, Inc.*	26,180

		186,114

	Medical Instruments and Supplies — 2.3%
2,750	Applied Biosystems Group	48,207
1,100	Waters Corp.*	26,411

		74,618

	Semiconductors and Related — 6.6%
5,900	Infineon Technologies AG ADR*	44,899
6,300	Intel Corp.	115,920
1,200	Intersil Corp.*	22,200
1,550	National Semiconductor Corp.*	29,032

		212,051

	Software and Programming — 12.7%
1,000	Autodesk, Inc.	15,560
1,900	BMC Software, Inc.*	28,348
2,300	Cadence Design Systems, Inc.*	26,289
1,225	Electronic Arts, Inc.*	72,606
1,350	NVIDIA Corp.*	19,264

FBR Family of Funds

FBR Technology Fund

Statement of Net Assets (continued)

April 30, 2003 (unaudited)

SHARES / PRINCIPAL VALUE		VALUE

4,500	PeopleSoft, Inc.*	$67,635
2,650	SAP AG ADR*	67,602
4,000	Siebel Systems, Inc.*	34,680
3,450	Veritas Software Corp.*	75,935

		407,919

	Total Common Stocks (Cost $2,401,860)	2,668,107

	SHORT-TERM INVESTMENTS — 17.0%
	Repurchase Agreements — 17.0%
$210,044	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $210,051 on 05/1/03, collateralized by $214,650 in U.S. Treasury Bills, due 8/28/03	210,044
328,600	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $328,611 on 05/1/03, collateralized by $335,553 in U.S. Treasury Bonds, due 2/15/16	328,600
6,356	With Mizuho Securities, Inc. dated 04/30/03 at 1.18% to be repurchased at $6,356 on 05/1/03, collateralized by $6,486 in U.S. Treasury Notes, due 8/31/03	6,356

	Total Short-term Investments (Cost $545,000)	545,000

	Total Investments — 99.9% (Cost $2,946,860)	3,213,107
	Other Assets less Liabilities — 0.1%	4,047

	Net Assets — 100.0%	$3,217,154

VALUE

Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$3,355,325
Undistributed net investment loss	(18,845)
Accumulated net realized loss from investments	(385,573)
Net unrealized appreciation on investments	266,247

Net assets applicable to shares outstanding	$3,217,154

Shares outstanding	389,382

Net asset value, offering and redemption price per share	$8.26

*	Non-income producing
ADR	American Depository Receipts

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statements of Operations

For the Six Months Ended April 30, 2003 (unaudited)

	FBR Financial Services Fund	FBR Small Cap Financial Fund	FBR Small Cap Value Fund	FBR Technology Fund
Investment Income
Dividends	$268,370	$2,991,598	$78,608	$4,975
Interest	44,413	467,764	109,717	3,027

Total Investment Income	312,783	3,459,362	188,325	8,002

Expenses
Advisory fees (Note 2)	114,953	1,519,889	248,154	12,391
Administration and accounting fees (Note 2)	101,657	580,088	147,227	61,985
Distribution fees (Note 2)	31,931	422,191	68,932	3,442
Other Fees	5,683	116,449	15,415	4,077

Total expenses before waivers and related reimbursements	254,224	2,638,617	479,728	81,895
Less waivers and related reimbursements	(12,055)	—	(144)	(55,048)

Total expenses after waivers and related reimbursements	242,169	2,638,617	479,584	26,847

Net Investment Income (Loss)	70,614	820,745	(291,259)	(18,845)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	(103,254)	4,817,867	73,658	56,299
Change in Net Unrealized Appreciation of Investments	400,091	24,724,585	13,237,698	343,024

Net Gain on Investments	296,837	29,542,452	13,311,356	399,323

Net Increase in Net Assets Resulting from Operations	$367,451	$30,363,197	$13,020,097	$380,478

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statements of Changes in Net Assets

	FBR Financial Services Fund		FBR Small Cap Financial Fund
	For the Six Months Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002	For the Six Months Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002
From Investment Activities
Net Investment Income	$70,614	$98,062	$820,745	$1,603,197
Net Realized Gain (Loss) on Investment Transactions	(103,254)	405,752	4,817,867	8,616,823
Change in Net Unrealized Appreciation of Investments	400,091	713,690	24,724,585	24,063,206

Net Increase in Net Assets Resulting from Operations	367,451	1,217,504	30,363,197	34,283,226

Distributions to Shareholders
From Net Investment Income	(127,702)	(112,902)	(1,897,619)	(2,945,364)
From Net Realized Gain on Investments	—	(1,623,255)	(8,795,497)	(1,939,721)

Total Distributions to Shareholders	(127,702)	(1,736,157)	(10,693,116)	(4,885,085)

From Share Transactions
Net Proceeds from Sales of Shares	2,771,927	13,959,247	180,806,662	769,544,343
Reinvestment of Distributions	125,022	1,688,330	9,099,976	4,691,760
Cost of Shares Redeemed*	(3,665,088)	(14,164,795)	(155,090,256)	(609,244,007)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(768,139)	1,482,782	34,816,382	164,992,096

Total Increase (Decrease) in Net Assets	(528,390)	964,129	54,486,463	194,390,237
Net Assets — Beginning of Period	26,540,748	25,576,619	319,762,474	125,372,237

Net Assets — End of Period	$26,012,358	$26,540,748	$374,248,937	$319,762,474

Shares Issued and Redeemed:
Sold	157,413	755,932	7,311,827	32,526,655
Issued in Reinvestment of Distributions	7,132	92,411	374,104	222,880
Redeemed	(208,898)	(758,184)	(6,322,278)	(25,738,688)

Net Increase (Decrease) in Shares	(44,353)	90,159	1,363,653	7,010,847

*	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the six months ended April 30, 2003, these fees were $915 and $115,834 for FBR Financial Services Fund and FBR Small Cap Financial Fund, respectively. For the year ended October 31, 2002, these fees were $8,873 and $2,115,341 for FBR Financial Services Fund and FBR Small Cap Financial Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statements of Changes in Net Assets

	FBR Small Cap Value Fund		FBR Technology Fund
	For the Six Months Ended April 30, 2003 (unaudited)	For the Fiscal Year Ended October 31, 2002	For the Six Months Ended April 30, 2003 (unaudited)	For the Period Ended October 31, 2002†
From Investment Activities
Net Investment Loss	$(291,259)	$(345,378)	$(18,845)	$(17,604)
Net Realized Gain (Loss) on Investment Transactions	73,658	(657,253)	56,299	(441,872)
Change in Net Unrealized Appreciation/Depreciation of Investments	13,237,698	2,321,191	343,024	(76,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,020,097	1,318,560	380,478	(536,253)

Distributions to Shareholders
From Net Realized Gain on Investments	—	(205,736)	—	—

From Share Transactions
Net Proceeds from Sales of Shares	103,177,503	48,501,496	2,093,642	4,171,730
Reinvestment of Distributions	—	202,261	—	—
Cost of Shares Redeemed*	(17,301,893)	(37,584,746)	(1,741,548)	(1,150,895)

Net Increase in Net Assets Resulting from Share Transactions	85,875,610	11,119,011	352,094	3,020,835

Total Increase in Net Assets	98,895,707	12,231,835	732,572	2,484,582
Net Assets — Beginning of Period	28,802,717	16,570,882	2,484,582	—

Net Assets — End of Period	$127,698,424	$28,802,717	$3,217,154	$2,484,582

Shares Issued and Redeemed:
Sold	4,439,878	2,279,294	266,095	401,406
Issued in Reinvestment of Distributions	—	9,577	—	—
Redeemed	(787,742)	(1,756,313)	(222,330)	(155,789)

Net Increase in Shares	3,652,136	532,558	43,765	245,617

*	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the six months ended April 30, 2003, these fees were $65,495 and $175 for FBR Small Cap Value Fund and FBR Technology Fund, respectively. For the year ended October 31, 2002, these fees were $133,985 for FBR Small Cap Value Fund. For the period ended October 31, 2002†, these fees were $192 for FBR Technology Fund.
†	From Commencement of Operations February 1, 2002.

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME/(LOSS)*(1)	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS*(2)	DIVIDENDS FROM NET INVESTMENT INCOME
FBR Financial Services Fund
For the six months ended April 30, 2003 (unaudited)	$17.73	$0.05	$0.22	$(0.09)
For the fiscal year ended October 31, 2002	18.18	0.07	0.71	(0.08)
For the fiscal year ended October 31, 2001	17.34	0.06	0.94	(0.16)
For the fiscal year ended October 31, 2000	16.59	0.18	0.78	(0.08)
For the fiscal year ended October 31, 1999	16.94	0.09	0.97	(0.12)
For the fiscal year ended October 31, 1998	16.03	0.10	1.04	(0.04)

FBR Small Cap Financial Fund
For the six months ended April 30, 2003 (unaudited)	24.38	0.05	2.18	(0.13)
For the fiscal year ended October 31, 2002	20.53	0.15	4.51	(0.47)
For the fiscal year ended October 31, 2001	16.03	0.42	4.18	(0.10)
For the fiscal year ended October 31, 2000	14.26	0.08	1.71	(0.02)
For the fiscal year ended October 31, 1999	15.62	0.02	0.62	(0.07)
For the fiscal year ended October 31, 1998	17.53	0.08	(1.81)	(0.03)

FBR Small Cap Value Fund
For the six months ended April 30, 2003 (unaudited)	21.15	(0.06)	4.38	—
For the fiscal year ended October 31, 2002	19.97	(0.25)	1.60	—
For the fiscal year ended October 31, 2001	19.46	(0.18)	1.34	—
For the fiscal year ended October 31, 2000	16.55	(0.39)	3.30	—
For the fiscal year ended October 31, 1999	14.67	(0.27)	2.58	—
For the fiscal year ended October 31, 1998	16.70	(0.08)	(1.46)	—

FBR Technology Fund
For the six months ended April 30, 2003 (unaudited)	7.19	(0.05)	1.12	—
For the period ended October 31, 2002**.	10.00	(0.05)	(2.76)	—

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
**	From Commencement of Operations February 1, 2002.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4)	Annualized.
(5)	The per share data provided is less than $0.01.

The accompanying notes are an integral part of the financial statements.

DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	NET ASSET VALUE, END OF PERIOD	TOTAL INVESTMENT RETURN(3)	NET ASSETS, END OF PERIOD (000’s omitted)	RATIO OF EXPENSES TO AVERAGE NET ASSETS(1)		RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS(1)		INCREASE REFLECTED IN EXPENSE RATIOS AND NET INVESTMENT INCOME DUE TO WAIVERS AND RELATED REIMBURSEMENTS		PORTFOLIO TURNOVER RATE

$—	$17.91	1.51%	$26,012	1.90	%(4)	0.55	%(4)	0.09	%(4)	43.84%
(1.15)	17.73	4.11	26,541	1.95		0.36		0.08		97.34
—	18.18	5.72	25,577	1.89		0.32		0.01		126.34
(0.13)	17.34	6.21	25,593	1.92		1.15		0.27		110.88
(1.29)	16.59	6.80	30,681	1.88		0.43		0.34		70.25
(0.19)	16.94	7.12	50,720	1.65		0.61		0.22		105.58

(0.64)	25.84	9.35	374,249	1.56	(4)	0.49	(4)	—		9.54
(0.34)	24.38	23.37	319,762	1.56		0.54		—		44.07
—	20.53	28.85	125,372	1.53		1.63		—		67.66
—	16.03	12.56	47,313	1.90		0.84		0.23		81.74
(1.93)	14.26	4.19	32,641	1.89		0.12		0.29		25.00
(0.15)	15.62	(9.99)	55,475	1.63		0.35		0.14		94.23

—	25.47	20.43	127,698	1.72	(4)	(1.04	)(4)	0.00	(4)(5)	14.41
(0.17)	21.15	6.76	28,803	1.94		(1.39)		0.13		12.95
(0.65)	19.97	6.87	16,571	1.95		(1.34)		0.42		26.16
—	19.46	17.58	10,279	1.95		(1.71)		1.01		3.45
(0.43)	16.55	16.24	13,823	1.92		(1.46)		0.54		24.45
(0.49)	14.67	(9.57)	15,646	1.65		(0.81)		0.60		78.26

—	8.26	14.88	3,217	1.95	(4)	(1.37	)(4)	3.99	(4)	119.06
—	7.19	(28.10)	2,485	1.94	(4)	(1.37	)(4)	2.49	(4)	165.34

FBR FAMILY OF FUNDS

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

The FBR Family of Funds (the “Trust”) is an open-end management investment company organized as a business trust under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of six series which represent interests in one of the following investment portfolios: FBR Financial Services Fund (“Financial Services Fund”), FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Small Cap Value Fund (“Small Cap Value Fund”), FBR Technology Fund (“Technology Fund”), FBR/IPAA Energy Index Fund (“Energy Index Fund”) and FBR Health Care Fund (“Health Care Fund”) (Each a “Fund” and collectively, the “Funds”). Energy Index Fund and Health Care Fund have not commenced operations as of April 30, 2003. Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund, Technology Fund and Health Care Fund are non-diversified portfolios. The Energy Index Fund is a diversified portfolio. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds’ Class B and C shares were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. The Technology Fund commenced operations on February 1, 2002.

Management Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation — The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available (of which there were none as of April 30, 2003) are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board (of which there were none at April 30, 2003), are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis. Expenses and fees, including the advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund’s shares.

Options — Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (unaudited) (continued)

from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. Financial Services Fund, Small Cap Financial Fund, and Technology Fund did not engage in options transactions during the six months ended April 30, 2003.

	Call Options Purchased
Small Cap Value Fund	Contracts	Premium
Outstanding, at beginning of period	60	$25,780
Options purchased	—	—

Outstanding, at end of period	60	$25,780

Short Selling — When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund’s ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the six months ended April 30, 2003.

Repurchase Agreements — Each Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust’s Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income — Transactions are accounted for based on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions — Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, and temporary differences do not require reclassification. At October 31, 2002, the Small Cap Value Fund reclassified $345,378 and Technology Fund $17,604 of net investment loss to capital stock.

U.S. Federal Tax Status — Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax.

Capital loss carryforwards are available to offset future capital gains, if any. The Small Cap Value Fund and Technology Fund have capital loss carryforwards of $646,588 and $196,654, respectively, both expiring in 2010.

2.  Transactions with Affiliates and Related Parties

FBR Fund Advisers, Inc. (the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, the Adviser receives a monthly fee equal to 0.90% of each Fund’s average daily net assets, computed daily and paid monthly. The Adviser has contractually undertaken to limit each Fund’s total operating expenses to the extent that such expenses exceed 1.95% of each Fund’s average daily net assets. As necessary, these limitations were effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of 0.25% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.

FBR National Bank & Trust (the “Administrator”), an affiliate of the Adviser, provides administrative, transfer agency and custodial services to the Funds and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications, interest costs and distribution costs that exceed 0.25%) of the Funds. For these services, the Administrator receives a fee at an annual rate based on each Fund’s net assets as follows: greater of 1% or $125,000 on the first $20 million; $200,000 plus 0.33 1/3% on assets greater than $20 million, but less than $50 million;

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (unaudited) (continued)

$300,000 plus 0.10% on assets greater than $50 million but less than $100 million; $350,000 plus 0.35% on assets greater than $100 million, but less than $500 million; or $1,750,000 plus 0.275% on assets greater than $500 million.

At April 30, 2003, the statement of net assets includes the following amounts payable to the Adviser, Administrator and Distributor:

	Financial Services Fund	Small Cap Financial Fund	Small Cap Value Fund	Technology Fund
Adviser	$18,602	$255,203	$66,548	$—

Administrator	17,849	99,246	28,503	10,274

Distributor	5,167	70,890	18,486	600

For the six months ended April 30, 2003, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund paid $1,360, $23,684, and $10,200, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR Group, an affiliate of the Adviser, Distributor and the Administrator.

Sub-Advisory Agreement — Small Cap Value Fund — On June 1, 2000, the Adviser retained Akre Capital Management, LLC (“ACM”) to serve as investment sub-adviser to the Small Cap Value Fund. Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, pays ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund’s average daily net assets (which is accrued daily and paid monthly), or (ii) $3,500 per month.

3.  Investment in Securities

For U.S. federal income tax purposes, the costs of securities owned, gross appreciation, gross depreciation and net unrealized appreciation on investments for each Fund were as follows:

FUND	COST	GROSS APPRECIATION	GROSS DEPRECIATION	NET APPRECIATION
Financial Services Fund	$27,122,167	$1,549,088	$(575,788)	$973,300
Small Cap Financial Fund	320,519,951	59,849,639	(3,758,097)	56,091,542
Small Cap Value Fund	116,095,506	19,556,858	(963,979)	18,592,879
Technology Fund	2,946,860	312,165	(45,918)	266,247

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

FUND	PURCHASES	SALES
Financial Services Fund	$12,304,090	$8,156,813
Small Cap Financial Fund	58,334,758	25,113,983
Small Cap Value Fund	51,543,651	5,997,301
Technology Fund	2,932,435	2,757,166

4.  Securities Lending

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan at April 30, 2003.

5.  Line of Credit

The Trust has a line of credit (“Credit Agreement”) with Custodial Trust Company (“CTC”) for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the Investment Company Act and each Fund’s prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the Fed Funds Rate. At April 30, 2003, the Funds had no borrowings outstanding.

FBR FUNDS

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

888.888.0025

www.fbr.com/funds/

Investment Adviser

FBR FUND ADVISERS, INC.

1001 NINETEENTH STREET NORTH

ARLINGTON, VA 22209

Distributor

FBR INVESTMENT SERVICES, INC.

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Administrator, Custodian, and Transfer Agent

FBR NATIONAL BANK & TRUST

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Independent Public Accountants

TAIT, WELLER & BAKER

1818 MARKET STREET

PHILADELPHIA, PA 19103

This report is not authorized

for distribution to prospective

investors unless it is preceded or

accompanied by a current prospectus.

FRIEDMAN BILLINGS RAMSEY

FBR Family of Funds

Semiannual Report

April 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FBR FAMILY OF FUNDS (Registrant)

By:	/s/ SUSAN L. SILVA	Date:	6/30/03
Susan L. Silva, Vice President & Controller FBR Family of Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID ELLISON	Date:	6/30/03
David Ellison, President FBR Family of Funds (Principal Executive Officer)

By:	/s/ SUSAN L. SILVA	Date:	6/30/03
Susan L. Silva, Vice President & Controller FBR Family of Funds (Principal Financial Officer and Accounting Officer)